Total
Polen Opportunistic High Yield Fund
POLEN OPPORTUNISTIC HIGH YIELD FUND
Effective immediately, the following table replaces the table in the section under “Fees and Expenses” beginning on page 1 of the Fund’s Prospectus:
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Polen Opportunistic High Yield Fund	Investor Class	Institutional Class	Class Y
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Polen Opportunistic High Yield Fund		Investor Class	Institutional Class	Class Y
Management Fees		0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees		0.25%	none	none
Other Expenses	[1]	0.21%	0.21%	0.11%
Total Annual Fund Operating Expenses		1.16%	0.91%	0.81%
Fee Waiver and/or Expense Reimbursement	[2]	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.14%	0.89%	0.79%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.89% with respect to Investor Class shares and Institutional Class shares and 0.79% with respect to Class Y shares (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

POLEN OPPORTUNISTIC HIGH YIELD FUND

OF

FUNDVANTAGE TRUST

(the “Trust”)

Supplement dated November 22, 2023, to the Polen Opportunistic High Yield Fund’s (the “Fund”) Prospectus and Statement of Additional Information (“SAI”), each dated July 24, 2023, as supplemented.

This information in this supplement updates and amends certain information contained in the Prospectus for the Fund and should be read in conjunction with such document.

Effective immediately, the following replaces the third sentence of the third paragraph of the section titled “Investment Advisory Services” on page 53 of the Fund’s SAI:

The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.89% (on an annual basis) with respect to the Investor Class shares and Institutional Class shares, and 0.79% (on an annual basis) with respect to the Class Y shares with respect to the Fund’s average daily net assets (the “Expense Limitation”).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.